Summary of Closed Block Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Premiums	$ 56	$ 58	$ 61
Net investment income	84	87	93
Realized investment (losses) gains	(3)	1	1
Realized losses credited to policyholder benefit obligation	(1)	(5)	(5)
Total revenues	136	141	150
Benefits and expenses:
Policy and contract benefits	125	122	124
Change in future policyholder benefits and interest credited to policyholder accounts	(36)	(33)	(34)
Policyholder dividends	40	40	43
Change in policyholder dividend obligation	(8)	(4)	(1)
Other expenses	1	1	2
Total benefits and expenses	122	126	134
Total revenues, net of benefits and expenses, before federal income tax expense	14	15	16
Federal income tax expense	5	5	6
Revenues, net of benefits and expenses and federal income tax expense	9	10	10
Maximum future earnings from assets and liabilities:
Beginning of period	162	172	182
Change during period	(9)	(10)	(10)
End of period	$ 153	$ 162	$ 172